Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	¥ 958,463	[1]	¥ 1,242,133	[1]
Recorded investment not requiring an allowance for loan losses	186,597	[1],[2]	222,085	[1],[2]
Total	1,145,060	[1]	1,464,218	[1]
Unpaid principal balance	1,229,802		1,569,289
Related allowance	323,163	[3]	406,341	[3]
Average recorded investment	1,262,118		1,360,258
Interest income recognized	20,350	[4]	24,330	[4]
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	682,171	[1]	944,274	[1]
Recorded investment not requiring an allowance for loan losses	174,733	[1],[2]	217,264	[1],[2]
Total	856,904	[1]	1,161,538	[1]
Unpaid principal balance	939,641		1,263,488
Related allowance	204,803	[3]	287,288	[3]
Average recorded investment	970,137		1,139,697
Interest income recognized	15,600	[4]	19,009	[4]
Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	216,579	[1]	325,727	[1]
Recorded investment not requiring an allowance for loan losses	12,291	[1],[2]	10,177	[1],[2]
Total	228,870	[1]	335,904	[1]
Unpaid principal balance	240,660		365,049
Related allowance	74,367	[3]	118,475	[3]
Average recorded investment	259,889		299,978
Interest income recognized	4,086	[4]	5,297	[4]
Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	107,932	[1]	189,060	[1]
Recorded investment not requiring an allowance for loan losses	29,981	[1],[2]	59,973	[1],[2]
Total	137,913	[1]	249,033	[1]
Unpaid principal balance	163,813		269,770
Related allowance	30,724	[3]	46,574	[3]
Average recorded investment	183,437		227,920
Interest income recognized	2,213	[4]	2,824	[4]
Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	66,651	[1]	77,982	[1]
Recorded investment not requiring an allowance for loan losses	11,793	[1],[2]	12,117	[1],[2]
Total	78,444	[1]	90,099	[1]
Unpaid principal balance	88,537		106,397
Related allowance	20,199	[3]	22,153	[3]
Average recorded investment	83,754		103,113
Interest income recognized	1,671	[4]	1,949	[4]
Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	142,886	[1]	160,477	[1]
Recorded investment not requiring an allowance for loan losses	13,014	[1],[2]	12,218	[1],[2]
Total	155,900	[1]	172,695	[1]
Unpaid principal balance	172,641		189,231
Related allowance	51,274	[3]	62,962	[3]
Average recorded investment	161,288		186,594
Interest income recognized	2,795	[4]	3,076	[4]
Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	44,237	[1]	55,202	[1]
Recorded investment not requiring an allowance for loan losses	3,851	[1],[2]	3,833	[1],[2]
Total	48,088	[1]	59,035	[1]
Unpaid principal balance	54,149		61,554
Related allowance	14,691	[3]	18,870	[3]
Average recorded investment	50,387		54,633
Interest income recognized	939	[4]	1,220	[4]
Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	11,390	[1]	13,727	[1]
Recorded investment not requiring an allowance for loan losses	66	[1],[2]	56	[1],[2]
Total	11,456	[1]	13,783	[1]
Unpaid principal balance	11,480		13,821
Related allowance	4,049	[3]	5,007	[3]
Average recorded investment	12,474		11,950
Interest income recognized	163	[4]	227	[4]
Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	781	[1]	5,224	[1]
Recorded investment not requiring an allowance for loan losses	80	[1],[2]	140	[1],[2]
Total	861	[1]	5,364	[1]
Unpaid principal balance	2,020		5,484
Related allowance	108	[3]	3,818	[3]
Average recorded investment	3,486		4,791
Interest income recognized	19	[4]	73	[4]
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	91,715	[1]	116,875	[1]
Recorded investment not requiring an allowance for loan losses	103,657	[1],[2]	118,750	[1],[2]
Total	195,372	[1]	235,625	[1]
Unpaid principal balance	206,341		252,182
Related allowance	9,391	[3]	9,429	[3]
Average recorded investment	215,422		250,718
Interest income recognized	3,714	[4]	4,343	[4]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	276,292	[1]	297,859	[1]
Recorded investment not requiring an allowance for loan losses	11,864	[1],[2]	4,821	[1],[2]
Total	288,156	[1]	302,680	[1]
Unpaid principal balance	290,161		305,801
Related allowance	118,360	[3]	119,053	[3]
Average recorded investment	291,981		220,561
Interest income recognized	¥ 4,750	[4]	¥ 5,321	[4]

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status completely corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes those for groups of small balance, homogeneous loans totaling ¥504,750 million and ¥425,391 million as of March 31, 2013 and 2014 which were collectively evaluated for impairment, in addition to those that were individually evaluated for impairment.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.